Equity method investees (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Changes in Carrying Amount of Equity Method Investees

Changes in the carrying amount of equity method investees for the years ended December 31, 2018 and 2017 are analysed as follows:

	Natuzzi Trading Shanghai	Nars Miami LLC	Selena S.r.l.	Other	Total

Balance as at January 1, 2017	—	63	—	34	97
Share of profit/(loss) for the year	—	(18)	—	—	(18)
Balance as at December 31, 2017	—	45	—	34	79
Acquisition of non-controlling interests	48,024	—	—	—	48,024
Elimination of intercompany profit	(7,350)	—	—	—	7,350
Share of profit/(loss) for the year	(295)	39	—	(34)	(290)
Share of other comprehensive income	(246)	—	—	—	(246)
Effect of translation adjustments	—	3	—	—	3

Balance as at December 31, 2018	40,133	87	—	—	40,220

Schedule of Fair Values of Identifiable Assets and Liabilities and Cash Flow Deriving from Transaction of Subsidiary

The fair values of the identifiable assets and liabilities of Natuzzi Trading Shanghai as at the date control was lost are the following:

Assets
Property, plant and equipment	541
Intangible assets	9,397
Other non-current assets	271
Deferred tax assets	167
Inventories	851
Trade receivables	243
Other current receivables	388
Restricted cash for capital contribution	35,000
Cash and cash equivalents	4,886

Total assets (a)	51,744

Liabilities
Deferred tax liabilities	2,349
Trade payables	992
Other payables	3,710
Liabilities for current income tax	31

Total liabilities (b)	7,082

Total identifiable net assets at fair value c (a-b)	44,662
49% interest measured at fair value (c x 49%)	21,884
Goodwill arising on the transaction	26,140

Fair value of the retained 49% interest	48,024

Details of the net cash flows deriving from the transaction are as follows:

Cash received for the disposal of the 23.54% interest	30,000
Chinese withholding tax	(2,958)
Cash and cash equivalents of Natuzzi Trading Shanghai	(4,886)

Net cash flows as per cash flows statement	22,156

Summary of Reconciliation of Fair Value of Retained Interest at the date of loss of control with carrying amount in Consolidated Statement of Financial Position

The following table shows the reconciliation of the fair value of the retained interest in Trading Shanghai at the date of loss of control with the carrying amount as at December 31, 2018 included in the consolidated statement of financial position.

Fair value at the date of loss of control		48,024
Elimination of intercompany profit from licensing Natuzzi trademarks		(7,350)
Group’s share of profit for the year	311
Elimination of amortisation of Natuzzi trademark	153
Elimination of intercompany profit on inventories	(597)
Amortisation of intangibles assets	(216)
Reversal of deferred tax liabilities	54

Group’s share of loss for the year, net of equity method adjustments	(295)	(295)

Group’s share of other comprehensive income		(246)

Carrying amount as at December 31, 2018		40,133

Summarized Statement of Financial Position and Profit or Loss of Joint Venture

Summarized statement of financial position of Natuzzi Trading Shanghai as at December 31, 2018

Current assets	42,288
Non-current assets	15,785
Current liabilities	(20,328)
Non-current liabilities	—

Equity	37,745
Group’s share in equity – 49%	18,495
Intangible assets	4,389
Goodwill	26,140
Elimination of intercompany profit from licensing Natuzzi trademarks	(7,197)
Elimination of intercompany profit on inventories	(597)
Deferred tax liabilities	(1,097)

Group’s carrying amount of the investment	40,133

Summarized statement of profit or loss of Natuzzi Trading Shanghai for the period July 27, 2018 – December 31, 2018

Revenue	13,836
Cost of sale	(8,197)
Other income and expenses, net	919
Selling expenses	(5,141)
Administrative expenses	(632)
Net finance income	350

Profit before tax	1,135
Income tax expense	(500)

Profit for the period	635
Other comprehensive loss	(503)

Total comprehensive profit for the period	132

Group’s share of profit for the period – 49%	311
Elimination of amortisation of Natuzzi trademarks	153
Elimination of intercompany profit on inventories	(597)
Amortisation of intangible assets	(216)
Deferred tax liabilities	54

Group’s share of loss for the period, net of equity method adj.	(295)
Group’s share of other comprehensive loss for the period	(246)

Group’s share of total comprehensive loss for the period	(541)